Schedule of Deferred Assets (Details) - Eos SENOLYTIXS Inc [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Deferred asset acquisition costs	$ 384,288
Deferred financing costs	30,154
Deferred assets	$ 414,442